Condensed Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Current assets:
Cash and cash equivalents	$ 34,417	$ 33,212	$ 58,911
Receivables, net of allowance for doubtful accounts	184,405	161,741	159,829
Prepaid expenses	62,800	42,048	41,132
Deferred income tax assets	9,973	10,378	10,817
Other current assets	40,566	34,679	30,546
Total current assets	332,161	282,058	301,235
Property, plant and equipment	3,077,518	3,036,456	2,940,449
Less accumulated depreciation and amortization	(1,981,276)	(1,914,527)	(1,760,090)
Net property, plant and equipment	1,096,242	1,121,929	1,180,359
Goodwill	1,503,664	1,503,553	1,485,150
Intangible assets, net	371,908	419,385	468,312
Deferred financing costs, net of accumulated amortization	34,680	30,290	37,787
Other assets	37,815	44,403	41,187
Total assets	3,376,470	3,401,618	3,514,030
Current liabilities:
Trade accounts payable	18,119	13,341	13,539
Current maturities of long-term debt	15,636	55,935	33,134
Accrued expenses	97,130	98,924	99,461
Deferred income	104,357	77,153	72,974
Total current liabilities	235,242	245,353	219,108
Long-term debt	1,912,231	1,882,867	2,127,720
Deferred income tax liabilities	117,337	119,150	99,530
Asset retirement obligation	202,773	200,831	189,659
Other liabilities	23,232	20,471	16,388
Total liabilities	2,490,815	2,468,672	2,652,405
Stockholder's equity:
Additional paid-in capital	2,494,395	2,470,375	2,432,518
Accumulated comprehensive income	4,152	3,867	5,978
Accumulated deficit	(716,187)	(647,577)	(687,351)
Cost of shares held in treasury, Value	(896,818)	(893,831)	(889,631)
Stockholder's equity	885,655	932,946	861,625
Total liabilities and stockholder's equity	3,376,470	3,401,618	3,514,030
LAMAR MEDIA CORP [Member]
Current assets:
Cash and cash equivalents	33,917	32,712	58,411
Receivables, net of allowance for doubtful accounts	184,405	161,741	159,829
Prepaid expenses	62,800	42,048	41,132
Deferred income tax assets	9,973	10,378	10,817
Other current assets	40,566	34,679	30,546
Total current assets	331,661	281,558	300,735
Property, plant and equipment	3,077,518	3,036,456	2,940,449
Less accumulated depreciation and amortization	(1,981,276)	(1,914,527)	(1,760,090)
Net property, plant and equipment	1,096,242	1,121,929	1,180,359
Goodwill	1,493,512	1,493,401	1,474,998
Intangible assets, net	371,440	418,919	467,837
Deferred financing costs, net of accumulated amortization	32,727	28,336	35,834
Other assets	32,530	39,118	35,901
Total assets	3,358,112	3,383,261	3,495,664
Current liabilities:
Trade accounts payable	18,119	13,341	13,539
Current maturities of long-term debt	15,636	55,935	33,134
Accrued expenses	93,461	95,632	96,860
Deferred income	104,357	77,153	72,974
Total current liabilities	231,573	242,061	216,507
Long-term debt	1,912,231	1,882,867	2,127,720
Deferred income tax liabilities	150,806	152,541	132,785
Asset retirement obligation	202,773	200,831	189,659
Other liabilities	23,232	20,471	16,388
Total liabilities	2,520,615	2,498,771	2,683,059
Stockholder's equity:
Common stock, value
Additional paid-in capital	2,668,035	2,644,015	2,606,157
Accumulated comprehensive income	4,152	3,867	5,978
Accumulated deficit	(1,834,690)	(1,763,392)	(1,799,530)
Stockholder's equity	837,497	884,490	812,605
Total liabilities and stockholder's equity	3,358,112	3,383,261	3,495,664
Series AA Preferred Stock [Member]
Stockholder's equity:
Preferred stock, value
Preferred Class A [Member]
Stockholder's equity:
Preferred stock, value
Common Class A [Member]
Stockholder's equity:
Common stock, value	98	97	96
Common Class B [Member]
Stockholder's equity:
Common stock, value	$ 15	$ 15	$ 15